SPDR® INDEX SHARES FUNDS

Supplement dated September 29, 2015

to the Statement of Additional Information (the “SAI”)

dated January 31, 2015, as supplemented

SPDR® MSCI ACWI ex-US ETF

SPDR® S&P® Emerging Markets ETF

Effective September 30, 2015, the following supplements the non-fundamental investment restrictions starting on page 26 of the SAI:

In addition, with respect to SPDR MSCI ACWI ex-US ETF and SPDR S&P Emerging Markets ETF, each Fund will neither invest in securitized instruments (including asset-backed securities, mortgage-backed securities, or asset-backed commercial paper) nor sweep excess cash into any non-governmental money market fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CWISUPSAI